Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2017	2016
	(in thousands)
Government institutions	$55	$30
Prepaid expenses	100	254
	$155	$284